TAXATION - Uncertain Tax Positions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of the beginning and ending amount of liabilities associated with uncertain tax positions
Unrecognized tax benefits, beginning of year	¥ 26,246	¥ 24,619	¥ 25,323
The amount of decreases in the unrecognized tax benefits relating to settlements with taxing authorities	(242)	(259)	(131)
Additions for tax position of current year	6,148	2,301	6,072
Decrease due to disposal of subsidiaries (Note 25)			(6,645)
Decrease due to deregistration of subsidiary		(415)
Unrecognized tax benefits, end of year	¥ 32,152	¥ 26,246	¥ 24,619